Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
Income Taxes

NOTE 8 – Income Taxes

A reconciliation of the differences between the effective and statutory income tax rates for years ended December 31, 2021, and 2020 is as follows:

	2021		2020
	Amount	Percent	Amount	Percent

Federal statutory rates	$(340,930)	21.0%	$(15,798)	21.0%
State income taxes	1,650	8.8%	(6,620)	8.8%
Permanent differences	1,256	21.00%	946	21.00%
Valuation allowance	339,674	-29.72%	21,472	-28.54%
Effective rate	$1,650	0.0%	$-	0.0%

As of December 31, 2021, and 2020, there were no significant deferred tax assets, except for a net operating loss carryforward for which a 100% valuation allowance has been provided.

The Company annually conducts an analysis of its tax positions and has concluded that it has no uncertain tax positions as of December 31, 2021, and 2020. The 2018 to 2021 tax years are still subject to federal audit. The 2017 to 2021 tax years are still subject to state audit.

The Company had $2,679,077 and $1,132,304 of net operating loss carryforwards available as of December 31, 2021, and 2020, respectively, for Federal and state tax purposes. The federal net operating loss carryforward does not expire while the state net operating losses expire in various years through 2041.